SEGMENTED INFORMATION (Details 3) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Total Plant, Equipment And Mining Properties	$ 53,801	$ 53,069
Mexico
Statement [Line Items]
Total Plant, Equipment And Mining Properties	53,400	52,891
Canada
Statement [Line Items]
Total Plant, Equipment And Mining Properties	$ 401	$ 178